Fair Value Measurements of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the gross derivative assets and liabilities that are measured at fair value on a recurring basis at September 30, 2014 and December 31, 2013 for each of the fair value hierarchy levels:

	Fair Value Measurements at September 30, 2014 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$129,711	$—	$129,711
Interest rate derivatives	—	95	—	95

Total assets	$—	$129,806	$—	$129,806

Liabilities:
Commodity derivatives	$—	$74,542	$—	$74,542
Interest rate derivatives	—	3,712	—	3,712

Total liabilities	$—	$78,254	$—	$78,254

	Fair Value Measurements at December 31, 2013 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$105,054	$—	$105,054
Interest rate derivatives	—	884	—	884

Total assets	$—	$105,938	$—	$105,938

Liabilities:
Commodity derivatives	$—	$58,234	$—	$58,234
Interest rate derivatives	—	5,590	—	5,590

Total liabilities	$—	$63,824	$—	$63,824

within the fair value hierarchy levels. The following table presents the derivative assets and liabilities that are measured at fair value on a recurring basis at December 31, 2013 and 2012 for each of the fair value hierarchy levels:

	Fair Value Measurements at December 31, 2013 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(in thousands)
Assets:
Commodity derivatives	$—	$105,054	$—	$105,054
Interest rate derivatives	—	884	—	884

Total assets	$—	$105,938	$—	$105,938

Liabilities:
Commodity derivatives	—	$58,234	—	$58,234
Interest rate derivatives	—	5,590	—	5,590

Total liabilities	$—	$63,824	$—	$63,824

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(in thousands)
Assets:
Commodity derivatives	$—	$95,586	$—	$95,586

Liabilities:
Commodity derivatives	—	$45,938	—	$45,938
Interest rate derivatives	—	6,838	—	6,838

Total liabilities	$—	$52,776	$—	$52,776